Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Declaration of dividend
On February 12, 2025, our Board of Directors declared a quarterly cash dividend of $0.40 per common share, which was paid on March 21, 2025 to all shareholders of record as of March 7, 2025.
Debt Activity
In January 2025, we successfully placed $200.0 million of new senior unsecured bonds in the Nordic bond market. The Unsecured Senior Notes Due 2030 are due to mature in January 2030 and bear interest at a fixed coupon rate of 7.50% per annum, payable semi-annually in arrears. The terms of the Unsecured Senior Notes Due 2030 allow for a tap issue of additional notes of up to $100.0 million in additional Unsecured Senior Notes due 2030, under the same terms and conditions at prevailing market prices throughout the term.
The Unsecured Senior Notes Due 2030 contain certain financial covenants, including
•a minimum consolidated tangible net worth of not less than $1.0 billion,
•minimum liquidity of no less than the greater of (a) $25.0 million and (b) $500,000 per each owned vessel and $250,000 per each time chartered-in vessel, and
•the ratio of net debt to total capitalization of no greater than 0.70 to 1.00.
Additionally, we must maintain minimum liquidity (which includes undrawn amounts under revolving credit facilities with a remaining maturity date in excess of 12 months where no event of default or termination event has occurred or is continuing and there is no restriction on borrowing under those revolving credit facilities) of $100.0 million after making any distributions in the form of dividends or stock repurchases.
The terms and conditions of Unsecured Senior Notes Due 2030 also require us to list the notes on the Oslo Stock Exchange within nine months after issuance.
In March 2025, we redeemed the outstanding balance of $70.6 million of Unsecured Senior Notes Due 2025, which were scheduled to mature on June 30, 2025.
In February 2025, we executed a revolving credit facility of up to $500.0 million with a group of financial institutions. The 2025 $500.0 Million Revolving Credit Facility is a 100% revolving loan, which has a final maturity of seven years from the signing date and gives the Company the flexibility to draw down or repay the loan during the loan tenor. The 2025 $500.0 Million Revolving Credit Facility bears interest at SOFR plus a margin of 1.85% per annum for any drawn amounts and a commitment fee of 0.74% per annum applies for any undrawn amounts. The 2025 $500.0 Million Revolving Credit Facility is collateralized by 26 product tankers (STI Hammersmith, STI Rotherhithe, STI Poplar, STI La Boca, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto, STI Fulham, STI Elysees, STI Park, STI Orchard, STI Hackney, STI Lombard, STI Comandante, STI Brixton, STI Pimlico, STI Finchley, STI Westminster, STI Pontiac, STI Black Hawk, STI Oxford, STI Selatar, STI Gramercy and STI Queens) and will amortize/reduce in quarterly installments (starting after the second anniversary of the signing date), with a balloon repayment due at maturity. The remaining terms and conditions, including financial covenants, are similar to those set forth in the Company's existing credit facilities.
Investment in DHT Holdings Inc.
In January 2025, we purchased an additional 3,928,250 common shares in DHT at an average price of $10.79 per share and in February 2025, we sold 700,000 common shares of DHT at an average price of $11.85 per share. As of the date of this filing we own 11,210,730 common shares of DHT or 7% of the total outstanding common shares of DHT.
Time Charter-Out Arrangements
In February 2025, the charterer of STI Gratitude exercised its option to extend the term of the time charter-out agreement, which commenced in May 2022, for an additional year at $31,000 per day commencing in May 2025. The charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
2013 Equity Incentive Plan
On March 20, 2025, our Board of Directors reserved an additional 1,089,407 common shares, par value $0.01 per share, for issuance under the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.